Consolidated Statements Of Operations And Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations And Comprehensive Loss
Revenues		$ 48,052	$ 28,990
Cost of sales		36,632	22,995
Gross profit		11,420	5,995
Operating expenses
Selling, general and administrative expenses		13,742	10,825
Research and product development expenses		6,376	3,576
Total operating expenses		20,118	14,401
Gain (loss) from operations		(8,698)	(8,406)
Finance income (loss)
Interest expense, net		(1,812)	(1,762)
Foreign currency gains (losses), net	[1]	635	(268)
Loss from joint ventures		(334)	(156)
Other finance gains (losses), net		(931)	735
Finance income (loss), net		(2,442)	(1,451)
Income (loss) before income taxes		(11,140)	(9,857)
Income tax expense
Net loss for the period		(11,140)	(9,857)
Items that will not be reclassified subsequently to net loss:
Re-measurement of actuarial liability		98	(101)
Items that may be reclassified subsequently to net loss
Exchange differences on translating foreign operations		1,703	(298)
Comprehensive loss for the period		$ (9,339)	$ (10,256)
Net loss per share
Basic and diluted		$ (0.80)	$ (0.79)
Weighted average number of common shares outstanding		13,947,636	12,542,950

[1]	For the year ended December 31, 2017, a gain of $224 relates to foreign exchange on borrowings. For the year ended December 31, 2016, a loss of $98 relates to foreign exchange on borrowings.